================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3807

                        SunAmerica Money Market Funds, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period:  June 30, 2010

================================================================================

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2010

SUNAMERICA
Money Market Funds

[LOGO]

        JUNE 30, 2010                                         SEMI-ANNUAL REPORT

SUNAMERICA MONEY MARKET FUNDS, INC.

SUNAMERICA MONEY MARKET FUND (SMAXX)

SUNAMERICA MUNICIPAL MONEY MARKET FUND (NMAXX)

                        TABLE OF CONTENTS



        SHAREHOLDERS' LETTER........................................  1
        EXPENSE EXAMPLE.............................................  2
        STATEMENT OF ASSETS AND LIABILITIES.........................  4
        STATEMENT OF OPERATIONS.....................................  5
        STATEMENT OF CHANGES IN NET ASSETS..........................  6
        FINANCIAL HIGHLIGHTS........................................  7
        PORTFOLIO OF INVESTMENTS....................................  9
        NOTES TO FINANCIAL STATEMENTS............................... 17

        JUNE 30, 2010                                         SEMI-ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present the semi-annual shareholder report for the SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund for the six-month period ended June 30, 2010.

During the period, the Securities and Exchange Commission adopted amendments to certain rules that govern money market funds. In particular, the amendments require money market funds to maintain a portion of their portfolio in instruments that can be readily converted into cash, reduce the maximum weighted average maturity of portfolio holdings and improve the quality of portfolio securities. The amendments are designed to make money market funds more resilient to short-term market risks.

Interest rates remain at historically low levels (the Federal Funds Rate has maintained at 0.00 - 0.25%) due to a combination of high unemployment levels and slow economic growth. It appears that economic conditions, including low rates of resource utilization, subdued inflation trends and stable inflation expectations, are likely to warrant exceptionally low levels of the Federal Funds Rate for an extended period.

Yields on money market securities remained range bound throughout the period, with 1-month CDs yielding approximately 0.25% in the first calendar quarter of 2010 and 0.30% in the second. The tax-exempt market also remains in a low yield environment, though yields steadily rose through the semi-annual period, from 0.15% at the beginning of 2010 to 0.32% midway through June, as measured by the Securities Industry and Financial Markets Association (SIFMA) Index, a proxy for weekly tax-exempt rates.

Though the markets have posed challenges, we remain diligent in the management of your assets and thank you for your continued investment in our Funds. As always, you may contact your financial adviser or visit www.sunamericafunds.com for more information about any of our mutual funds.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President & CEO
SunAmerica Asset Management Corp.

--------
Past performance is no guarantee of future results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2010 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund in the SunAmerica Money Market Funds, Inc., you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges, small account fees and administrative fees and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2010 and held until June 30, 2010.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2010" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2009" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2010" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2010" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2010" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2010" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2010" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)

                                       ACTUAL                                            HYPOTHETICAL
                ---------------------------------------------------- -----------------------------------------------------
                                                                                         ENDING ACCOUNT
                                    ENDING ACCOUNT   EXPENSES PAID                         VALUE USING     EXPENSES PAID
                    BEGINNING        VALUE USING       DURING THE        BEGINNING      A HYPOTHETICAL 5%    DURING THE
                  ACCOUNT VALUE     ACTUAL RETURNS  SIX MONTHS ENDED   ACCOUNT VALUE     ASSUMED RETURN   SIX MONTHS ENDED
FUND#           AT JANUARY 1, 2010 AT JUNE 30, 2010  JUNE 30, 2010*  AT JANUARY 1, 2010 AT JUNE 30, 2010   JUNE 30, 2010*
-----           ------------------ ---------------- ---------------- ------------------ ----------------- ----------------
Money Market
   Class A.....     $1,000.00         $1,000.05          $1.64           $1,000.00          $1,023.16          $1.66
   Class I.....     $1,000.00         $1,000.05          $1.59           $1,000.00          $1,023.21          $1.61
Municipal
 Money Market
   Class A.....     $1,000.00         $1,000.05          $1.39           $1,000.00          $1,023.41          $1.40




                   EXPENSE
                 RATIO AS OF
FUND#           JUNE 30, 2010*
-----           --------------
Money Market
   Class A.....      0.33%
   Class I.....      0.32%
Municipal
 Money Market
   Class A.....      0.28%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial adviser for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2010" and the "Expense Ratios" would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2010 -- (UNAUDITED)

                                                                    MONEY MARKET  MUNICIPAL MONEY
                                                                        FUND        MARKET FUND
                                                                    ------------  ---------------
ASSETS:
Investments at value* (unaffiliated)............................... $684,458,151    $89,015,541
Repurchase agreements (cost approximates value)....................   45,610,000             --
                                                                    ------------    -----------
  Total investments................................................ $730,068,151    $89,015,541
                                                                    ------------    -----------

Cash...............................................................          996             --
Receivable for:
  Fund shares sold.................................................      140,227             --
  Dividends and interest...........................................      194,050        165,537
Prepaid expenses and other assets..................................        9,242          4,493
Due from investment adviser for expense reimbursements/fee waivers.      299,508         22,881
Due from distributor for fee waivers...............................       90,212         11,188
                                                                    ------------    -----------
  Total assets.....................................................  730,802,386     89,219,640
                                                                    ------------    -----------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................      324,992         10,100
  Investment advisory and management fees..........................      301,464         26,106
  Distribution and service maintenance fees........................       90,212         11,191
  Transfer agent fees and expenses.................................      163,864         20,977
  Directors' fees and expenses.....................................       31,068          4,798
  Other accrued expenses...........................................      132,753         50,894
Dividends payable..................................................       17,095          2,030
Due to custodian...................................................           --        266,238
                                                                    ------------    -----------
  Total liabilities................................................    1,061,448        392,334
                                                                    ------------    -----------
   Net Assets...................................................... $729,740,938    $88,827,306
                                                                    ============    ===========
NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (10 billion shares authorized)....... $    730,906    $    88,827
Paid-in capital....................................................  730,079,641     88,747,520
                                                                    ------------    -----------
                                                                     730,810,547     88,836,347
Accumulated undistributed net investment income (loss).............      141,607         15,461
Accumulated realized gain (loss) on investments....................   (1,211,216)       (24,502)
                                                                    ------------    -----------
   Net assets...................................................... $729,740,938    $88,827,306
                                                                    ============    ===========
CLASS A:
Net assets......................................................... $713,219,637    $88,827,306
Shares outstanding.................................................  714,380,486    $88,826,541
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)....... $       1.00    $      1.00
                                                                    ============    ===========
CLASS I:
Net assets......................................................... $ 16,521,301    $        --
Shares outstanding.................................................   16,525,051             --
Net asset value and redemption price per share..................... $       1.00    $        --
                                                                    ============    ===========

*Amortized cost of investment securities (unaffiliated)............ $684,458,151    $89,015,541
                                                                    ============    ===========

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30, 2010 -- (UNAUDITED)

                                                                                      MONEY MARKET MUNICIPAL MONEY
                                                                                          FUND       MARKET FUND
                                                                                      ------------ ---------------
INVESTMENT INCOME:
Interest (unaffiliated).............................................................. $ 1,271,537     $ 135,378
Dividends (unaffiliated).............................................................          20            --
                                                                                      -----------     ---------
   Total investment income...........................................................   1,271,557       135,378
                                                                                      -----------     ---------
EXPENSES:
Investment advisory and management fees..............................................   1,850,107       164,461
Distribution and service maintenance fees
  Class A............................................................................     554,219        70,483
Transfer agent fees and expenses
  Class A............................................................................     846,264       105,186
  Class I............................................................................      21,326            --
Registration fees....................................................................
  Class A............................................................................       3,958         1,160
  Class I............................................................................       1,640            --
Custodian and accounting fees........................................................      54,147        11,121
Reports to shareholders..............................................................      41,353         3,213
Audit and tax fees...................................................................      20,343        19,302
Legal fees...........................................................................      16,003        10,478
Directors' fees and expenses.........................................................      44,912         2,186
Other expenses.......................................................................      11,013         4,578
                                                                                      -----------     ---------
   Total expenses before fee waivers, expense reimbursements and custody credits.....   3,465,285       392,168
   Fees waived and expenses reimbursed by investment adviser & distributor (Note 3)..  (2,231,485)     (261,408)
   Custody credits earned on cash balances...........................................         (90)          (83)
                                                                                      -----------     ---------
   Net expenses......................................................................   1,233,710       130,677
                                                                                      -----------     ---------
Net investment income (loss).........................................................      37,847         4,701
                                                                                      -----------     ---------
   Net realized gain (loss) on investments...........................................       7,208            --
   Net increase from payment by affiliate (Note 3)...................................   1,050,000            --
                                                                                      -----------     ---------
Net realized gain (loss) on investments..............................................   1,057,208            --
                                                                                      -----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................... $ 1,095,055     $   4,701
                                                                                      ===========     =========

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF CHANGES IN NET ASSETS


                                                                                                MONEY MARKET FUND
                                                                                          ----------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED      FOR THE YEAR
                                                                                            JUNE 30,        ENDED
                                                                                              2010       DECEMBER 31,
                                                                                           (UNAUDITED)       2009
                                                                                          ------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $     37,847  $    1,270,232
  Net realized gain (loss) on investments................................................    1,057,208       2,653,431
                                                                                          ------------  --------------
Net increase (decrease) in net assets resulting from operations.......................... $  1,095,055  $    3,923,663
                                                                                          ------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................      (37,040)     (1,229,487)
  Net investment income (Class B)........................................................           --          (2,328)
  Net investment income (Class C)........................................................           --          (4,524)
  Net investment income (Class I)........................................................         (861)        (33,086)
                                                                                          ------------  --------------
Total distributions to shareholders......................................................      (37,901)     (1,269,425)
                                                                                          ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 5).  (46,540,835)   (303,962,472)
                                                                                          ------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (45,483,681)   (301,308,234)
                                                                                          ============  ==============
NET ASSETS:
Beginning of period......................................................................  775,224,619   1,076,532,853
                                                                                          ------------  --------------
End of period*........................................................................... $729,740,938  $  775,224,619
                                                                                          ============  ==============
*Includes accumulated undistributed net investment income (loss)......................... $    141,607  $      141,661
                                                                                          ============  ==============

                                                                                                MUNICIPAL MONEY
                                                                                                  MARKET FUND
                                                                                          --------------------------
                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED     FOR THE YEAR
                                                                                            JUNE 30,       ENDED
                                                                                              2010      DECEMBER 31,
                                                                                           (UNAUDITED)      2009
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $      4,701  $     33,173
  Net realized gain (loss) on investments................................................           --             8
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations.......................... $      4,701  $     33,181
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................       (4,699)      (33,173)
  Net investment income (Class B)........................................................           --            --
  Net investment income (Class C)........................................................           --            --
  Net investment income (Class I)........................................................           --            --
                                                                                          ------------  ------------
Total distributions to shareholders......................................................       (4,699)      (33,173)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 5).  (21,703,914)  (77,551,485)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (21,703,912)  (77,551,477)
                                                                                          ============  ============
NET ASSETS:
Beginning of period......................................................................  110,531,218   188,082,695
                                                                                          ------------  ------------
End of period*........................................................................... $ 88,827,306  $110,531,218
                                                                                          ============  ============
*Includes accumulated undistributed net investment income (loss)......................... $     15,461  $     15,459
                                                                                          ============  ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        FINANCIAL HIGHLIGHTS

                                          MONEY MARKET FUND
                                          -----------------
                NET                           NET                                      RATIO OF NET
               ASSET              DIVIDENDS  ASSET            NET ASSETS  RATIO OF      INVESTMENT
               VALUE      NET      FROM NET  VALUE              END OF    EXPENSES      INCOME TO
             BEGINNING INVESTMENT INVESTMENT END OF   TOTAL     PERIOD   TO AVERAGE      AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)    INCOME   PERIOD RETURN(2)  (000'S)   NET ASSETS     NET ASSETS
------------ --------- ---------- ---------- ------ --------- ---------- ----------    ------------
                                               CLASS A
                                               -------
12/31/05       $1.00     $0.02      $(0.02)  $1.00    2.38%   $1,587,641    0.89%          2.35%
12/31/06        1.00      0.04       (0.04)   1.00    4.22     1,711,783    0.89           4.14
12/31/07        1.00      0.04       (0.04)   1.00    4.32     1,182,789    0.90           4.27
12/31/08        1.00      0.02       (0.02)   1.00    1.84(4)    995,968    0.94           1.86
12/31/09        1.00      0.00       (0.00)   1.00    0.12(5)    760,577    0.78(3)        0.14(3)
06/30/10(7)     1.00      0.00       (0.00)   1.00    0.00(6)    713,220    0.33(3)(8)     0.01(3)(8)
                                               CLASS I
                                               -------
12/31/05       $1.00     $0.03      $(0.03)  $1.00    2.49%   $   13,708    0.80%(3)       2.49%(3)
12/31/06        1.00      0.04       (0.04)   1.00    4.31        18,057    0.80(3)        4.26(3)
12/31/07        1.00      0.04       (0.04)   1.00    4.43        18,543    0.80(3)        4.32(3)
12/31/08        1.00      0.02       (0.02)   1.00    1.98(4)     16,998    0.80(3)        1.97(3)
12/31/09        1.00      0.00       (0.00)   1.00    0.20(5)     14,648    0.69(3)        0.21(3)
06/30/10(7)     1.00      0.00       (0.00)   1.00    0.00(6)     16,521    0.32(3)(8)     0.01(3)(8)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                     12/31/05 12/31/06 12/31/07 12/31/08 12/31/09 06/30/10(7)(8)
                     -------- -------- -------- -------- -------- --------------
Class A.............    -- %     -- %     -- %      -- %   0.21%       0.59%
Class I.............   0.05     0.05     0.04     0.18     0.34        0.48

(4) Total return includes the effect of payments by an affiliate. Without these payments, the total return would have been 0.82% for Class A shares and 0.96% for Class I shares.
(5) Total return includes the effect of payments by an affiliate. Without these payments, the total return would have been (0.88)% for Class A shares and remained unchanged for Class I shares. (Note 3)
(6) The Fund's performance figure was increased by less than 0.01% from the effect of payments by an affiliate (Note 3)
(7) Unaudited
(8) Annualized

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                    MUNICIPAL MONEY MARKET FUND
                                    ---------------------------
                NET                           NET               NET                  RATIO OF NET
               ASSET              DIVIDENDS  ASSET            ASSETS    RATIO OF      INVESTMENT
               VALUE      NET      FROM NET  VALUE            END OF    EXPENSES      INCOME TO
             BEGINNING INVESTMENT INVESTMENT END OF   TOTAL   PERIOD   TO AVERAGE      AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)    INCOME   PERIOD RETURN(2) (000'S)  NET ASSETS     NET ASSETS
------------ --------- ---------- ---------- ------ --------- -------- ----------    ------------
                                              CLASS A
                                              -------
12/31/05       $1.00     $0.02      $(0.02)  $1.00    1.62%   $ 84,817    0.81%(3)       1.58%(3)
12/31/06        1.00      0.03       (0.03)   1.00    2.69     101,083    0.78           2.68
12/31/07        1.00      0.03       (0.03)   1.00    2.84     153,906    0.83(3)        2.80(3)
12/31/08        1.00      0.02       (0.02)   1.00    1.53     188,083    0.83(3)        1.45(3)
12/31/09        1.00      0.00       (0.00)   1.00    0.02     110,531    0.52(3)        0.02(3)
06/30/10(4)     1.00      0.00       (0.00)   1.00    0.00      88,827    0.28(3)(5)     0.01(3)(5)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                     12/31/05 12/31/06 12/31/07 12/31/08 12/31/09 06/30/10(4)(5)
                     -------- -------- -------- -------- -------- --------------
Class A.............   0.04%    -- %     0.01%    0.01%    0.32%       0.56%

(4) Unaudited
(5) Annualized

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO PROFILE -- JUNE 30, 2010 -- (UNAUDITED)


                   INDUSTRY ALLOCATION*
                   U.S. Government Agencies..........  62.2%
                   Foreign Banks.....................   8.8
                   U.S. Government Securities........   6.8
                   Repurchase Agreement..............   6.3
                   Time Deposit......................   4.8
                   Commercial Banks-Canadian.........   3.4
                   Money Center Banks................   2.6
                   Domestic Banks....................   1.8
                   Super--Regional Banks-US..........   1.7
                   Finance...........................   1.6
                                                      -----
                                                      100.0%
                                                      =====

                   Weighted average days to maturity.  56.1

                      CREDIT QUALITY ALLOCATION @#
                      A-1..........................  99.8%
                      Not Rated+...................   0.2
                                                    -----
                                                    100.0%
                                                    =====

--------
*  Calculated as a percentage of net assets
@  Source: Standard and Poor's
#  Calculated as a percentage of total debt issues
+ Represents debt issues that have either no rating or the rating is unavailable from the data source.

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED)


                                             PRINCIPAL       VALUE
              SECURITY DESCRIPTION            AMOUNT        (NOTE 2)
      SHORT-TERM INVESTMENT SECURITIES -- 93.8%
      CERTIFICATES OF DEPOSIT -- 12.3%
      Barclays Bank PLC
       0.75% due 07/07/10+................. $25,750,000    $25,750,000
      Credit Agricole Corp.
       0.39% due 07/02/10+.................  11,300,000     11,299,997
      Nordea Bank Finland PLC
       0.28% due 07/16/10..................  10,910,000     10,909,864
      Nordea Bank Finland PLC
       0.43% due 08/31/10..................   5,040,000      5,040,000
      Royal Bank of Canada
       0.35% due 07/09/10+.................  12,300,000     12,300,000
      Royal Bank of Canada
       0.35% due 07/23/10+.................  12,500,000     12,500,000
      Svenska Handelsbanken NY
       0.27% due 07/12/10..................   2,430,000      2,429,970
      Svenska Handelsbanken NY
       0.28% due 07/16/10..................   9,360,000      9,359,902
                                                           -----------
      TOTAL CERTIFICATES OF DEPOSIT
        (amortized cost $89,589,733).......                 89,589,733
                                                           -----------
      MEDIUM TERM NOTES -- 7.0%
      Bank of America NA
       0.38% due 07/22/10+.................  12,300,000     12,300,000
      General Electric Capital Corp.
       0.35% due 07/06/10+.................   1,050,000      1,050,180
      General Electric Capital Corp.
       FDIC Guar. Notes
       1.17% due 09/09/10+.................  10,400,000     10,438,682
      J.P. Morgan Chase & Co.
       0.86% due 09/24/10+.................  14,000,000     14,011,424
      Wachovia Bank NA
       0.61% due 09/02/10+.................   7,050,000      7,048,220
      Wells Fargo & Co.
       0.68% due 08/20/10+.................   6,000,000      6,001,241
                                                           -----------
      TOTAL MEDIUM TERM NOTES
        (amortized cost $50,849,747).......                 50,849,747
                                                           -----------
      TIME DEPOSITS -- 4.8%
      Euro Time Deposit with State Street
       Bank & Trust Co.
       0.01% due 07/01/10
       (amortized cost $34,810,000)........  34,810,000     34,810,000
                                                           -----------
      U.S. CORPORATE BONDS & NOTES -- 0.7%
      J.P. Morgan Chase & Co.
       FDIC Guar. Notes
       0.56% due 08/23/10+
       (amortized cost $5,000,000).........   5,000,000      5,000,000
                                                           -----------
      U.S. GOVERNMENT AGENCIES -- 62.2%
      Agency for International Development
       Panama
       0.65% due 07/01/10+.................   1,375,656      1,377,933
      Federal Farm Credit Bank
        0.35% due 07/27/10+................  13,000,000     12,999,333
        2.25% due 07/01/10.................     280,000        280,000
        4.45% due 08/27/10.................     290,000        291,614
      Federal Home Loan Bank
        0.16% due 09/17/10.................   2,480,000      2,479,140
        0.17% due 09/24/10.................   9,960,000      9,956,002
        0.18% due 07/28/10.................   9,700,000      9,698,691

                                                  PRINCIPAL        VALUE
             SECURITY DESCRIPTION                  AMOUNT         (NOTE 2)
U.S. GOVERNMENT AGENCIES (CONTINUED)
  0.19% due 07/28/10............................ $ 6,350,000    $  6,349,095
  0.19% due 08/06/10............................   5,890,000       5,888,881
  0.20% due 07/13/10+...........................  35,000,000      34,999,762
  0.20% due 08/20/10............................   4,880,000       4,878,644
  0.20% due 09/03/10............................  12,480,000      12,475,563
  0.22% due 09/06/10+...........................   9,700,000       9,697,488
  0.25% due 07/08/10+...........................  28,000,000      28,000,374
  0.25% due 12/27/10............................  12,470,000      12,454,499
  0.25% due 12/28/10............................   7,460,000       7,459,470
  0.27% due 10/29/10............................   7,400,000       7,399,127
  0.28% due 12/15/10............................  10,020,000      10,006,985
  0.39% due 02/25/11............................   4,860,000       4,847,417
  0.41% due 03/17/11............................   7,560,000       7,537,700
  0.50% due 10/19/10............................  25,500,000      25,498,785
  0.55% due 07/15/10............................     635,000         634,952
  0.61% due 05/26/11............................   4,900,000       4,900,000
Federal Home Loan Mtg. Corp.
  0.19% due 07/12/10+...........................  12,000,000      11,999,994
  0.19% due 07/13/10............................  12,300,000      12,299,221
  0.20% due 07/23/10............................   7,300,000       7,299,108
  0.20% due 08/16/10............................   9,740,000       9,737,573
  0.20% due 08/17/10............................   7,500,000       7,498,042
  0.21% due 09/08/10............................   4,880,000       4,878,036
  0.23% due 09/30/10............................  12,170,000      12,162,924
  0.24% due 08/31/10............................  12,700,000      12,694,835
  0.28% due 10/26/10............................   9,500,000       9,491,509
  0.32% due 09/14/10............................   3,612,000       3,609,592
  0.34% due 07/07/10+...........................  13,500,000      13,498,964
Federal National Mtg. Assoc.
  0.18% due 09/22/10............................  12,440,000      12,434,837
  0.19% due 07/13/10+...........................  32,000,000      31,999,987
  0.19% due 07/19/10............................  12,000,000      11,998,860
  0.20% due 11/15/10............................   8,500,000       8,493,531
  0.21% due 08/02/10............................  12,000,000      11,997,760
  0.21% due 08/04/10............................  12,600,000      12,597,501
  0.24% due 12/08/10............................   2,510,000       2,507,323
  0.25% due 09/20/10............................   9,680,000       9,674,555
  0.25% due 10/20/10............................  12,480,000      12,470,380
  0.30% due 08/05/10+...........................  13,500,000      13,499,847
  4.30% due 08/18/10............................     520,000         522,349
  4.38% due 09/13/10............................     770,000         775,352
                                                                ------------
TOTAL U.S. GOVERNMENT AGENCIES
  (amortized cost $454,253,535).................                 454,253,535
                                                                ------------
U.S. GOVERNMENT TREASURIES -- 6.8%
United States Treasury Bills
  0.17% due 08/26/10............................  18,150,000      18,145,200
  0.18% due 12/23/10............................   7,500,000       7,493,438
  0.22% due 11/26/10............................  12,170,000      12,158,993
  0.22% due 12/16/10............................  12,170,000      12,157,505
                                                                ------------
TOTAL U.S. GOVERNMENT TREASURIES
  (amortized cost $49,955,136)..................                  49,955,136
                                                                ------------
TOTAL SHORT-TERM INVESTMENT SECURITIES -- 93.8%
  (amortized cost $684,458,151).................                 684,458,151
                                                                ------------
REPURCHASE AGREEMENT -- 6.2%
  UBS Securities LLC Joint Repurchase
   Agreement(1)
  (amortized cost $45,610,000)..................  45,610,000      45,610,000
                                                                ------------

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)

                                                PRINCIPAL    VALUE
                 SECURITY DESCRIPTION            AMOUNT     (NOTE 2)
         TOTAL INVESTMENTS
           (amortized cost $730,068,151)(2)....   100.0%  $730,068,151
         LIABILITIES IN EXCESS OF OTHER ASSETS.     0.0       (327,213)
                                                  -----   ------------
         NET ASSETS............................   100.0%  $729,740,938
                                                  =====   ============

--------
+ Variable Rate Security - the rate reflected is as of June 30, 2010, maturity date reflects next reset date.
(1)  See Note 2 for details of Joint Repurchase Agreements.
(2) At June 30, 2010, the cost of securities for federal income tax purposes was the same for book purposes.
FDIC --Federal Deposit Insurance Corp.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010 (see Note 2):

                                   LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                      QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                   ------------------- ----------------- -------------------- ------------
Short-Term Investment Securities:
  Certificates of Deposit.........         $--           $ 89,589,733            $--          $ 89,589,733
  Medium Term Notes...............          --             50,849,747             --            50,849,747
  Time Deposit....................          --             34,810,000             --            34,810,000
  U.S. Corporate Bonds & Notes....          --              5,000,000             --             5,000,000
  U.S. Government Agencies........          --            454,253,535             --           454,253,535
  U.S. Government Treasuries......          --             49,955,136             --            49,955,136
Repurchase Agreement..............          --             45,610,000             --            45,610,000
                                           ---           ------------            ---          ------------
TOTAL.............................         $--           $730,068,151            $--          $730,068,151
                                           ===           ============            ===          ============

See Notes to Financial Statements

        SUNAMERICA MUNICIPAL MONEY MARKET FUND
        PORTFOLIO PROFILE -- JUNE 30, 2010 -- (UNAUDITED)


                   ALLOCATION BY STATES*
                   New York..........................  10.7%
                   Michigan..........................   9.0
                   Kentucky..........................   7.4
                   Colorado..........................   7.2
                   California........................   6.9
                   Virginia..........................   6.3
                   Illinois..........................   5.5
                   New Jersey........................   4.7
                   Massachusetts.....................   4.0
                   District of Columbia..............   4.0
                   Ohio..............................   3.3
                   North Dakota......................   3.2
                   North Carolina....................   2.5
                   Pennsylvania......................   2.5
                   Washington........................   2.3
                   Arizona...........................   2.0
                   South Dakota......................   1.9
                   Maine.............................   1.9
                   Florida...........................   1.8
                   Utah..............................   1.8
                   Iowa..............................   1.7
                   Indiana...........................   1.6
                   Connecticut.......................   1.5
                   Oregon............................   1.2
                   Texas.............................   1.2
                   Wyoming...........................   1.2
                   New Mexico........................   1.1
                   Idaho.............................   1.0
                   Kansas............................   0.6
                   Maryland..........................   0.1
                   Wisconsin.........................   0.1
                                                      -----
                                                      100.2%
                                                      =====

                   Weighted average days to maturity.  7.02

                      CREDIT QUALITY ALLOCATION@#
                      A-1.........................  67.2%
                      SP-1........................   2.8
                      Not Rated+..................  30.0
                                                   -----
                                                   100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard and Poor's
#  Calculated as percentage of total debt issues
+ Represent debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA MUNICIPAL MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED)


                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
    SHORT-TERM INVESTMENT SECURITIES -- 100.2%
    ARIZONA -- 2.0%
      Maricopa County, Arizona Industrial
       Development Authority
       (LOC-Harris Trust & Savings Bank)
       0.47% due 07/01/10+........................... $  460,000 $  460,000
      Maricopa County, Arizona Industrial
       Development Authority Multi Family Housing
       Series A
       (LOC-Wells Fargo Bank N.A.)
       0.47% due 07/01/10+...........................  1,350,000  1,350,000
                                                                 ----------
                                                                  1,810,000
                                                                 ----------
    CALIFORNIA -- 6.9%
      Big Bear Lake, California Industrial
       Series A
       (LOC-KBC Bank N.V.)
       0.24% due 07/07/10+...........................  2,000,000  2,000,000
      California State Department of Water
       Resources Supply
       Series C-11
       (LOC-KBC Bank NV & Bank of Nova Scotia)
       0.28% due 07/01/10+...........................    600,000    600,000
      Metropolitan Water District of Southern
       California
       Series B-3
       0.15% due 07/01/10+...........................  1,100,000  1,100,000
      Sacramento County, California Santa Anna
       District Authority
       Series D
       (LOC-Bank of America N.A.)
       0.17% due 07/01/10+...........................    850,000    850,000
      San Bernardino County, California Improvement
       Project
       (LOC-BNP Paribas)
       0.26% due 07/01/10+...........................  1,300,000  1,300,000
      San Jose, California Redevelopment Agency
       Series B
       (LOC-JP Morgan Chase Bank)
       0.17% due 07/07/10+...........................    250,000    250,000
                                                                 ----------
                                                                  6,100,000
                                                                 ----------
    COLORADO -- 7.2%
      Colorado Educational & Cultural Facilities
       Authorities
       (LOC-JP Morgan Chase Bank)
       0.15% due 07/01/10+...........................  1,000,000  1,000,000
      Colorado Housing & Finance Authority
       Series I-B2
       0.25% due 07/07/10+...........................  1,440,000  1,440,000
      Colorado Housing & Finance Authority
       Series I-B3
       0.25% due 07/07/10+...........................    335,000    335,000
      Colorado Springs, Colorado Utilities
       Series A
       0.25% due 07/01/10+...........................  3,630,000  3,630,000
                                                                 ----------
                                                                  6,405,000
                                                                 ----------

                                                         PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                     AMOUNT     (NOTE 2)
 ----------------------------------------------------------------------------
 CONNECTICUT -- 1.5%
   Connecticut State Housing Finance Authority
    Series A-1
    0.16% due 07/01/10+................................. $1,325,000 $1,325,000
                                                                    ----------
 DISTRICT OF COLUMBIA -- 4.0%
   Metropolitan Washington, D.C. Airports
    Authority System
    Series A-2
    0.59% due 07/01/10+.................................  3,500,000  3,500,000
                                                                    ----------
 FLORIDA -- 1.8%
   Collier County, Florida Health Facilities Authority
    (LOC-Wells Fargo Bank N.A.)
    0.23% due 07/07/10+.................................    350,000    350,000
   Liberty County, Florida Industrial Development
    (LOC-Bank of America N.A.)
    0.35% due 07/01/10+.................................  1,250,000  1,250,000
                                                                    ----------
                                                                     1,600,000
                                                                    ----------
 IDAHO -- 1.0%
   Idaho Health Facilities Authority
    0.23% due 07/01/10+.................................    865,000    865,000
                                                                    ----------
 ILLINOIS -- 5.5%
   Chicago, Illinois O'Hare International Airport
    Series B
    (LOC-Societe Generale)
    0.31% due 07/07/10+.................................    670,000    670,000
   Illinois Finance Authority
    Series E
    0.26% due 07/07/10+.................................    695,000    695,000
   Jackson-Union Counties, Illinois Regional Port
    District
    (LOC-Wachovia Bank N.A.)
    0.22% due 07/07/10+.................................  3,550,000  3,550,000
                                                                    ----------
                                                                     4,915,000
                                                                    ----------
 INDIANA -- 1.6%
   Indiana State Development Finance Authority
    (LOC-JP Morgan Chase Bank)
    0.14% due 07/01/10+.................................  1,425,500  1,425,000
                                                                    ----------
 IOWA -- 1.7%
   Iowa Finance Authority Health Facilities
    Series E
    (LOC-Bank of America N.A.)
    0.18% due 07/01/10+.................................  1,500,000  1,500,000
                                                                    ----------
 KANSAS -- 0.6%
   Kansas State Department of Transportation
    Series A-4
    0.24% due 07/01/10+.................................    500,000    500,000
                                                                    ----------
 KENTUCKY -- 7.4%
   Breckinridge County, Kentucky Lease Program
    (LOC-U.S. Bank N.A.)
    0.22% due 07/07/10+.................................  1,175,000  1,175,000
   Breckinridge County, Kentucky Lease Program
    Series A
    (LOC-U.S. Bank N.A.)
    0.22% due 07/07/10+.................................  1,555,000  1,555,000
   Kentucky Housing Corp.
    Series F
    0.30% due 07/07/10+.................................  1,090,000  1,090,000

        SUNAMERICA MUNICIPAL MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)

                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
    SHORT-TERM INVESTMENT SECURITIES (CONTINUED)
    KENTUCKY (CONTINUED)
      Kentucky Housing Corp.
       Series I
       0.30% due 07/07/10+........................... $  995,000 $  995,000
      Louisville & Jefferson County,
       Kentucky Visitors & Convention Commission
       Series B
       0.16% due 07/01/10+...........................    820,000    820,000
      Trimble County Assoc. of Counties Leasing
       Trust Lease Program
       Series A
       (LOC-U.S. Bank N.A.)
       0.14% due 07/01/10+...........................    950,000    950,000
                                                                 ----------
                                                                  6,585,000
                                                                 ----------
    MAINE -- 1.9%
      Maine State Housing Authority
       Series B-3
       0.30% due 07/01/10+...........................  1,690,000  1,690,000
                                                                 ----------
    MARYLAND -- 0.1%
      Maryland Health & Higher Education Facilities
       Authority
       Series B
       0.25% due 07/07/10+...........................    100,000    100,000
                                                                 ----------
    MASSACHUSETTS -- 4.0%
      Massachusetts State
       Series B
       0.14% due 07/01/10+...........................    495,000    495,000
      Massachusetts State
       Series B
       0.16% due 07/01/10+...........................    150,000    150,000
      Massachusetts State Water Resources
       Authority
       Series C
       0.25% due 07/07/10+...........................  2,935,000  2,935,000
                                                                 ----------
                                                                  3,580,000
                                                                 ----------
    MICHIGAN -- 9.0%
      Holt, Michigan Public Schools
       0.35% due 07/01/10+...........................  3,220,000  3,220,000
      Kent Hospital Finance Authority
       Series B
       (LOC-Bank of America N.A.)
       0.38% due 07/01/10+...........................  2,255,000  2,255,000
      Michigan State
       Series A
       2.00% due 09/30/10............................  2,500,000  2,509,123
                                                                 ----------
                                                                  7,984,123
                                                                 ----------
    NEW JERSEY -- 4.7%
      New Jersey Economic Development Authority
       Series R-3
       (LOC-Nova Scotia & Lloyds TSB
       Bank PLC)
       0.14% due 07/01/10+...........................  1,750,000  1,750,000
      New Jersey Economic Development Authority
       Series V-2
       (LOC-Dexia Credit Local)
       0.28% due 07/07/10+...........................  2,000,000  2,000,000

                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
    NEW JERSEY (CONTINUED)
      New Jersey State Housing & Mortgage
       Finance Agency
       Series A
       0.27% due 07/01/10+............................ $  385,000 $  385,000
                                                                  ----------
                                                                   4,135,000
                                                                  ----------
    NEW MEXICO -- 1.1%
      Santa Fe County, New Mexico Education Facility
       Series A
       (LOC-Allied Irish Bank PLC)
       3.20% due 07/01/10+............................  1,000,000  1,000,000
                                                                  ----------
    NEW YORK -- 10.7%
      City of New York, New York
       Series E-5
       (LOC-JP Morgan Chase Bank)
       0.18% due 07/01/10+............................    150,000    150,000
      City of New York, New York
       Series H-1
       (LOC-Dexia Credit Local)
       0.17% due 07/01/10+............................    270,000    270,000
      City of New York, New York
       Series H-4
       (LOC-Bank of New York)
       0.15% due 07/01/10+............................  1,465,000  1,465,000
      Metropolitan Transportation Authority
       Series D-1
       0.33% due 07/01/10+............................  1,700,000  1,700,000
      Metropolitan Transportation Authority
       Series G
       (LOC-BNP Paribas)
       0.14% due 07/01/10+............................  1,165,000  1,165,000
      New York City Municipal Water Finance
       Authority & Sewer System
       Series B-2
       0.13% due 07/01/10+............................  1,055,000  1,055,000
      New York City Municipal
       Water Finance Authority Water & Sewer
       Series B-4
       0.24% due 07/01/10+............................  1,675,000  1,675,000
      New York City Municipal Water Finance
       Authority & Sewer System
       Series F-2
       0.17% due 07/01/10.............................    105,000    105,000
      New York City Transitional Finance Authority
       Series 2-E
       0.35% due 07/07/10+............................    285,000    285,000
      New York City Transitional Finance Authority
       Series 3-C
       0.35% due 07/07/10+............................    660,000    660,000
      New York City Transitional Finance Authority
       Series 3-D
       0.35% due 07/07/10+............................    855,000    855,000
      Triborough Bridge & Tunnel Authority
       Series AB
       0.23% due 07/07/10+............................    130,000    130,000
                                                                  ----------
                                                                   9,515,000
                                                                  ----------

        SUNAMERICA MUNICIPAL MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)

                                                        PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                   AMOUNT     (NOTE 2)
   SHORT-TERM INVESTMENT SECURITIES (CONTINUED)
   NORTH CAROLINA -- 2.5%
     City of Winston-Salem, North Carolina
      Series C
      0.30% due 07/01/10+.............................. $1,400,000 $1,400,000
     Wilmington, North Carolina General Obligation
      0.23% due 07/07/10+..............................    855,000    855,000
                                                                   ----------
                                                                    2,255,000
                                                                   ----------
   NORTH DAKOTA -- 3.2%
     North Dakota State Housing Finance Agency
      Series A
      0.29% due 07/07/10+..............................  1,810,000  1,810,000
     North Dakota State Housing Finance Agency
      Series B
      0.29% due 07/07/10+..............................  1,000,000  1,000,000
                                                                   ----------
                                                                    2,810,000
                                                                   ----------
   OHIO -- 3.3%
     Cuyahoga County, Ohio
      Series B3
      0.13% due 07/01/10+..............................  1,855,000  1,855,000
     Ohio Housing Finance Agency
      Series B-1
      0.29% due 07/07/10+..............................    145,000    145,000
     Ohio Housing Finance Agency Multi Family
      Housing
      (LOC-Federal Home Loan Bank)
      0.33% due 07/01/10+..............................    890,000    890,000
                                                                   ----------
                                                                    2,890,000
                                                                   ----------
   OREGON -- 1.2%
     Medford, Oregan Hospital Facilities Authority
      (LOC-KBC Bank N.V.)
      0.15% due 07/01/10+..............................  1,100,000  1,100,000
                                                                   ----------
   PENNSYLVANIA -- 2.5%
     Pennsylvania State Higher Educational Facilities
      Authority
      Series A-7
      (LOC-Allied Irish Bank PLC)
      3.57% due 07/01/10+..............................    900,000    900,000
     Pittsburgh, Pennsylvania Water & Sewer
      Authority
      Series B-1
      0.30% due 07/01/10+..............................  1,300,000  1,300,000
                                                                   ----------
                                                                    2,200,000
                                                                   ----------
   SOUTH DAKOTA -- 1.9%
     South Dakota Housing Development Authority
      Series C-1
      0.35% due 07/01/10+..............................  1,700,000  1,700,000
                                                                   ----------

                                                    PRINCIPAL     VALUE
                SECURITY DESCRIPTION                 AMOUNT      (NOTE 2)
     TEXAS -- 1.2%
       Texas State Economic Development
        Series A-2
        0.25% due 07/07/10+....................... $1,100,000  $ 1,100,000
                                                               -----------
     UTAH -- 1.8%
       Utah Housing Corp. Single Family Mortgage
        Series A
        0.29% due 07/07/10+.......................  1,600,000    1,600,000
                                                               -----------
     VIRGINIA -- 6.3%
       Peninsula Ports Authority, Coal Terminal
        Series D
        (LOC-U.S. Bank N.A.)
        0.15% due 07/01/10+.......................  1,200,000    1,200,000
       Virginia State Public Building Authority
        Series C
        5.00% due 08/01/10........................  4,380,000    4,397,470
                                                               -----------
                                                                 5,597,470
                                                               -----------
     WASHINGTON -- 2.3%
       Washington State Housing Finance
        Commission
        (LOC-Bank of America N.A.)
        0.28% due 07/01/10+.......................  2,050,000    2,050,000
                                                               -----------
     WISCONSIN -- 0.1%
       Wisconsin Housing & Economic Development
        Authority
        Series C
        0.30% due 07/07/10+.......................     75,000       75,000
                                                               -----------
     WYOMING -- 1.2%
       Sweetwater County, Wyoming Pollution
        Control
        Series A
        (LOC-Barclays Bank PLC)
        0.21% due 07/07/10+.......................  1,100,000    1,100,000
                                                               -----------
     REGISTERED INVESTMENT COMPANY -- 0.0%
       SSGA Tax Free Money Market Fund
        (amortized cost $3,948)...................      3,948        3,948
                                                               -----------
     TOTAL INVESTMENTS
       (amortized cost $89,015,541)(1)............      100.2%  89,015,541
     LIABILITIES IN EXCESS OF OTHER ASSETS........       (0.2)    (188,235)
                                                   ----------  -----------
     NET ASSETS...................................      100.0% $88,827,306
                                                   ==========  ===========

--------
+ Variable Rate Security - the rate reflected is as of June 30, 2010, maturity date reflects next reset date.
(1) At June 30, 2010 the cost of securities for federal income tax purposes was the same for book purposes.
LOC --Letter of Credit

        SUNAMERICA MUNICIPAL MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010 (see Note 2)

                                   LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                      QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                   ------------------- ----------------- -------------------- -----------
Short-Term Investment Securities:
  California......................         $--            $ 6,100,000            $--          $ 6,100,000
  Colorado........................          --              6,405,000             --            6,405,000
  Illinois........................          --              4,915,000             --            4,915,000
  Kentucky........................          --              6,585,000             --            6,585,000
  Michigan........................          --              7,984,123             --            7,984,123
  New York........................          --              9,515,000             --            9,515,000
  Virginia........................          --              5,597,470             --            5,597,470
  Other States*...................          --             41,910,000             --           41,910,000
  Registered Investment Companies.          --                  3,948             --                3,948
                                           ---            -----------            ---          -----------
TOTAL.............................         $--            $89,015,541            $--          $89,015,541
                                           ===            ===========            ===          ===========

--------
* Sum of all other states each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by state, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of two investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective. Each Fund is advised by SunAmerica Asset Management Corp. ("SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective for each of the Funds is as follows:

   THE SUNAMERICA MONEY MARKET FUND ("Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital by investing primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   THE SUNAMERICA MUNICIPAL MONEY MARKET FUND ("Municipal Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation by investing primarily in high-quality money market instruments selected primarily on the basis of quality and yield, that are exempt from regular federal income tax.

   The Money Market Fund currently offers two classes of shares: Class A and Class I. The Municipal Money Market Fund currently offers Class A shares. These classes within the Funds are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on certain shares sold within one year of original purchase and a 0.50% CDSC is imposed on certain shares sold after the first year and within the second year after purchase, as described in the Funds' Prospectus.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Effective June 3, 2009, the Money Market Fund no longer accepted orders to purchase Class B and Class C shares, including from existing shareholders. Any outstanding Class B and Class C shares of the Money Market Fund as of the close of business on June 3, 2009 were converted to Class A shares of the Money Market Fund.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A shares of each Fund have their own 12b-1 plan.

   INDEMNIFICATIONS: The Corporation's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation. In addition, pursuant to Indemnification Agreements between the Corporation and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Corporation (collectively, the "Disinterested Directors"), the Corporation provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Corporation enters into contracts that contain the obligation to indemnify others. The Corporation's maximum exposure under these arrangements is unknown. Currently, however, the Corporation expects the risk of loss to be remote.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)
        (CONTINUED)


Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements:

   SECURITY VALUATIONS: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Corporation's Board of Directors ("Board") has adopted procedures intended to stabilize the Funds' net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Funds' market-based net asset value per share deviates from the Funds' amortized cost per share. The calculation of such deviation is referred to as "Shadow Pricing". For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in market prices that vary from those of other funds.

   The various inputs that may be used to determine the value of the Funds' investments are summarized into three broad levels listed below:

    Level 1--       Unadjusted quoted prices in active markets for identical
                    securities

    Level 2--       Other significant observable inputs (including quoted
                    prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

    Level 3--       Significant unobservable inputs (includes inputs that
                    reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of June 30, 2010 are reported on a schedule following the Portfolio of Investments.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the SunAmerica Money Market Funds, Inc. value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)
        (CONTINUED)


   At June 30, 2010, the following Fund held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

                                                      PERCENTAGE  PRINCIPAL
   FUND                                                INTEREST    AMOUNT
   ----                                               ---------- -----------
   Money Market Fund.................................   45.61%   $45,610,000

   As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

   UBS Securities, LLC, dated June 30, 2010, bearing interest at a rate of 0.02% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,056 and a maturity date of July 1, 2010. The repurchase agreement is collateralized by the following:

                                INTEREST MATURITY
 TYPE OF COLLATERAL               RATE     DATE   PRINCIPAL AMOUNT MARKET VALUE
 ------------------             -------- -------- ---------------- ------------
 U.S. Treasury Inflation Index
   Notes.......................   2.38%  04/05/11   $90,868,600    $102,000,004

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily from settlement date, except when collections is not expected; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations.

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income
   (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

   The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any capital gains, to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2006.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement and Other Transactions With Affiliates

   The Funds have an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision to each Fund's portfolio and administers the Corporation's corporate affairs, subject to general review by the Board. In connection therewith,

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)
        (CONTINUED)

   SunAmerica furnishes the Funds with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Corporation who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                 MANAGEMENT
    FUND                                      ASSETS                FEES
    ----                           ----------------------------- ----------
    Money Market..................             $0 - $600 million    0.50%
                                               next $900 million    0.45%
                                   (greater than) $  1.5 billion    0.40%
    Municipal Money Market........             (greater than) $0    0.35%

   The Municipal Money Market Fund is subadvised by AIG Asset Management (U.S.), LLC ("AMG") pursuant to a subadvisory agreement with SunAmerica. AMG is an indirect wholly-owned subsidiary of AIG and an affiliate of SunAmerica. AMG receives the following fees from SunAmerica, based upon the Fund's average daily net assets:

                                                               SUB-ADVISORY
                                             ASSETS                FEES
                                   --------------------------- ------------
    Municipal Money Market Fund...           $0 - $200 million     0.25%
                                             next $300 million     0.20%
                                   (greater than) $500 million     0.15%

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. Annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board, including a majority of the directors that are not deemed to be "interested persons" of the Funds as defined by Section 2(a)(19) of the 1940 Act ("Independent Directors").

         FUND                                               PERCENTAGE
         ----                                               ----------
         Money Market Class I..............................    0.80%
         Municipal Money Market Class A....................    0.95

   For the period ended June 30, 2010, pursuant to the contractual expense limitations in the above table, SunAmerica reimbursed expenses as follows:

       FUND
       ----
       Money Market Class I........................................ $979
       Municipal Money Market Class A..............................   --

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on any class of the Funds. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that either Fund will be able to avoid a negative yield.

   For the period ended June 30, 2010, SunAmerica voluntarily waived fees and/or reimbursed expenses as follows:

    FUND
    ----
    Money Market Class A........................................ $1,635,871
    Money Market Class I........................................     40,416
    Municipal Money Market Class A..............................    190,925

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)
        (CONTINUED)


   The Corporation, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Funds have adopted a Distribution Plan on behalf of their Class A shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act. In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Plans provide that the Class A shares of the Funds shall pay the Distributor an account maintenance fee at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Funds by their customers. Accordingly, SACS received fees (see Statement of Operations) based upon the aforementioned rates. In addition, in light of current market conditions, and in order to avoid a negative yield on Class A shares of the Fund, SACS has agreed to waive up to 0.15% of the fees it receives under the Plans. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders.

   For the period ended June 30, 2010, SACS voluntarily waived fees as follows:

          FUND
          ----
          Money Market Class A.............................. $554,219
          Municipal Money Market Class A....................   70,483

   SACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A shares. SACS has advised the Funds for the year ended June 30, 2010, the proceeds received from redemptions are as follows:

                                         CONTINGENT DEFERRED SALES CHARGES
                                         ---------------------------------
     FUND                                             CLASS A
     ----                                ---------------------------------
     Money Market.......................               $182
     Municipal Money Market.............                 --

   The Funds have entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended June 30, 2010, the Funds incurred the following expenses which are included in transfer agent fees and expenses payable line in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                         PAYABLE AT
           FUND                                EXPENSES JUNE 30, 2010
           ----                                -------- -------------
           Money Market Class A............... $812,854   $132,310
           Money Market Class I...............   18,912      3,017
           Municipal Money Market Class A.....  103,376     16,409

   As of June 30, 2010, 81% of the Money Market Fund's total outstanding shares and 99% of the Municipal Money Market Fund's total outstanding shares were held through Pershing LLC in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)
        (CONTINUED)


   As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held by the Money Market Fund, SunAmerica made capital contributions to the Money Market Fund in the amount of $1,050,000 and $2,295,500, for the period ended June 30, 2010 and year ended December 31, 2009, respectively.

   On March 4, 2009, AIG, the ultimate parent of SunAmerica, SACS, SAFS and AMG, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. As of June 30, 2010, the Trust has approximately 79.7% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.7% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

Note 4. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable, capital contributions and cumulative pension expenses.

                                            DISTRIBUTABLE EARNINGS                 TAX DISTRIBUTIONS
                                    --------------------------------------- -------------------------------
                                                     FOR THE YEAR ENDED DECEMBER 31, 2009
                                    -----------------------------------------------------------------------
                                                 LONG-TERM
                                               GAINS/CAPITAL   UNREALIZED              LONG-TERM
                                     ORDINARY    AND OTHER    APPRECIATION   ORDINARY   CAPITAL
FUND                                  INCOME      LOSSES     (DEPRECIATION)   INCOME     GAINS   TAX EXEMPT
----                                ---------  ------------- -------------- ---------- --------- ----------
Money Market....................... $ 174,435   $(2,268,424)      $ --      $1,269,425   $ --     $    --
Municipal Money Market.............    17,108*      (24,502)        --              --     --      33,173

       -
       *  Tax Exempt distributable earnings

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of December 31, 2009, which are available to offset future capital gains, if any:

    FUND                                  CAPITAL LOSS CARRYFORWARD
    ----                           ----------------------------------------
                                    2012   2013   2014 2015    2016    2017
    -                              ------ ------- ---- ---- ---------- ----
    Money Market.................. $   -- $    -- $--  $--  $2,268,424 $--
    Municipal Money Market........  8,062  16,252  --   --         188  --

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)
        (CONTINUED)


Note 5. Capital Share Transactions

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the period ended June 30, 2010 and for the prior year were as follows:

                                                         MONEY MARKET FUND
                       -------------------------------------------------------------------------------------
                                   CLASS A                      CLASS B(2)                 CLASS C(2)
                       ----------------------------    ------------------------     ------------------------
                          FOR THE                        FOR THE                      FOR THE
                        SIX MONTHS        FOR THE      SIX MONTHS      FOR THE      SIX MONTHS    FOR THE
                           ENDED            YEAR          ENDED         PERIOD         ENDED       PERIOD
                         JUNE 30,          ENDED        JUNE 30,     JANUARY 1 TO    JUNE 30,   JANUARY 1 TO
                           2010         DECEMBER 31,      2010         JUNE 3,         2010       JUNE 3,
                        (UNAUDITED)         2009       (UNAUDITED)       2009       (UNAUDITED)     2009
                       -------------  -------------    ----------- ------------     ----------- ------------
Shares sold........... $ 199,067,911  $ 373,006,486(1) $        -- $  5,107,861     $        -- $ 15,016,720
Shares issued and
 redeemed in
 conversion(2)........            --     53,035,799             --  (18,382,384)             --  (34,653,415)
Reinvested dividends..        35,854      1,220,038             --        2,027              --        4,274
Shares redeemed.......  (247,493,550)  (664,975,046)            --   (9,881,430)(1)          --  (21,065,068)
                       -------------  -------------    ----------- ------------     ----------- ------------
Net increase
 (decrease)........... $ (48,389,785) $(237,712,723)   $        -- $(23,153,926)    $        -- $(40,697,489)
                       =============  =============    =========== ============     =========== ============

                                           MONEY MARKET FUND
                                     ----------------------------
                                                CLASS I
                                     ----------------------------
                                        FOR THE
                                      SIX MONTHS       FOR THE
                                         ENDED           YEAR
                                       JUNE 30,         ENDED
                                         2010        DECEMBER 31,
                                      (UNAUDITED)        2009
                                     -------------  -------------
              Shares sold........... $  12,317,552  $  11,621,049
              Reinvested dividends..           844         33,086
              Shares redeemed.......   (10,469,446)   (14,052,469)
                                     -------------  -------------
              Net increase
               (decrease)........... $   1,848,950  $  (2,398,334)
                                     =============  =============

                                      MUNICIPAL MONEY MARKET FUND
                                     ----------------------------
                                                CLASS A
                                     ----------------------------
                                        FOR THE
                                      SIX MONTHS       FOR THE
                                         ENDED           YEAR
                                       JUNE 30,         ENDED
                                         2010        DECEMBER 31,
                                      (UNAUDITED)        2009
                                     -------------  -------------
              Shares sold........... $  89,877,748  $ 123,834,392
              Reinvested dividends..         4,686         33,134
              Shares redeemed.......  (111,586,348)  (201,419,011)
                                     -------------  -------------
              Net increase
               (decrease)........... $ (21,703,914) $ (77,551,485)
                                     =============  =============

23

--------
(1)Includes automatic conversion of Class B shares in the amount of $1,832,886 to Class A shares.
(2)See Note 1

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)
        (CONTINUED)


Note 6. Directors' Retirement Plan

   The Directors of the SunAmerica Money Market Funds, Inc. have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended for the Independent Directors. The Retirement Plan provides generally that an Independent Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five
   (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Director's fees and expenses line on the Statement of Operations.

                                RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
                                   LIABILITY        EXPENSE        PAYMENTS
                                --------------- --------------- ---------------
 FUND                                         AS OF JUNE 30, 2010
 ----                           -----------------------------------------------
 Money Market..................     $31,176         $1,995          $3,587
 Municipal Money Market........       1,934            376              85

Note 7. Interfund Lending

   Pursuant to exemptive relief granted by the Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for the temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended June 30, 2010, the Funds did not participate in the program.

[LOGO] Sun America
Mutual Funds


HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES         VOTING PROXIES ON FUND     Securities and Exchange
 Jeffrey S. Burum          PORTFOLIO SECURITIES       Commission, without
 Dr. Judith L. Craven      A description of the       charge, upon request, by
 William F. Devin          policies and proce-dures   call-ing (800) 858-8850
 Samuel M. Eisenstat       that the Funds use to      or on the U.S. Securities
 Stephen J. Gutman         determine how to vote      and Exchange Commission's
 Peter A. Harbeck          proxies relating to        website at
 William J. Shea           secu-rities held in the    http://www.sec.gov.
                           Funds' portfolios which
OFFICERS                   is available in the        DISCLOSURE OF QUARTERLY
 John T. Genoy, President  Funds' State-ment of       PORTFOLIO HOLDINGS
   and Chief               Additional Information     The Fund is required to
   Executive Officer       may be obtained without    file its com-plete
 Donna M. Handel,          charge upon re-quest, by   schedule of portfolio
   Treasurer               calling (800) 858-8850.    holdings with the U.S.
 James Nichols, Vice       This information is also   Securities and Exchange
   President               available from the EDGAR   Commission for its first
 Timothy Pettee, Vice      database on the U.S.       and third fiscal quarters
   President               Secu-rities and Exchange   on Form N-Q. The Fund's
 Cynthia A.                Commission's website at    Forms N-Q are available
   Gibbons-Skrehot, Vice   http://www.sec.gov.        on the U.S. Securities
   President and Chief                                and Exchange Commission's
   Compliance Officer      DELIVERY OF SHAREHOLDER    website at
 Gregory N. Bressler,      DOCUMENTS                  http://www.sec.gov. You
   Chief Legal Officer     The Funds have adopted a   can also review and
   and Secretary           policy that allows them    obtain copies of the
 Nori L. Gabert, Vice      to send only one copy of   Forms N-Q at the U.S.
   President and           a Fund's prospectus,       Securities and Exchange
   Assistant Secretary     proxy material, annual     Commission's Public
 Kathleen Fuentes,         report and semi-annual     Refer-ence Room in
   Assistant Secretary     report (the "shareholder   Washington, DC
 John E. McLean,           documents") to             (information on the
   Assistant Secretary     shareholders with          operation of the Public
 Gregory R. Kingston,      multiple accounts          Reference Room may be
   Vice President and      residing at the same       ob-tained by calling
   Assistant Treasurer     "household." This          1-800-SEC-0330).
 Diedre L. Shepherd,       practice is called
   Assistant Treasurer     householding and reduces   This report is submitted
 Matthew J. Hackethal,     Fund expenses, which       solely for the general
   Anti-Money Laundering   benefits you and other     information of
   Compliance Officer      shareholders. Unless the   shareholders of the Fund.
                           Funds receive              Distribution of this
INVESTMENT ADVISER         instructions to the        report to persons other
 SunAmerica Asset          con-trary, you will only   than shareholders of the
   Management Corp.        receive one copy of the    Fund is authorized only
 Harborside Financial      shareholder documents.     in connection with a
   Center                  The Funds will continue    currently effective
 3200 Plaza 5              to household the           prospectus, setting forth
 Jersey City, NJ           share-holder documents     details of the Fund,
   07311-4992              indefinitely, until we     which must precede or
                           are instructed otherwise.  accompany this report.
DISTRIBUTOR                If you do not wish to
 SunAmerica Capital        participate in             The accompanying report
   Services, Inc.          householding please        has not been audited by
 Harborside Financial      contact Shareholder        independent accountants
   Center                  Services at (800)          and accordingly no
 3200 Plaza 5              858-8850 ext. 6010 or      opinion has been
 Jersey City, NJ           send a written request     expressed thereon.
   07311-4992              with your name, the name
                           of your fund(s) and your
SHAREHOLDER SERVICING      account member(s) to
AGENT                      SunAmerica Mutual Funds
 SunAmerica Fund           c/o BFDS, P.O. Box
   Services, Inc.          219186, Kansas City MO,
 Harborside Financial      64121-9186. We will
   Center                  resume individual
 3200 Plaza 5              mailings for your account
 Jersey City, NJ           within thirty (30) days
   07311-4992              of receipt of your
                           request.
CUSTODIAN AND TRANSFER
AGENT                      PROXY VOTING RECORD ON
 State Street Bank and     SUNAMERICA MONEY MARKET
   Trust Company           FUNDS
 P.O. Box 419572           Information regarding how
 Kansas City, MO           the Funds voted proxies
   64141-6572              relating to securities
                           held in the Funds during
                           the most recent
                           twelve month period ended
                           June 30 is available,
                           once filed with the U.S.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1
                       GO TO
                       WWW.SUNAMERICAFUNDS.COM
                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

WWW.SUNAMERICAFUNDS.COM

MMSAN - 6/10

[LOGO]

AIG

Sun America
Mutual Funds

Item 2. Code of Ethics

   Not applicable.

Item 3. Audit Committee Financial Expert.

   Not applicable.

Item 4. Principal Accountant Fees and Services.

   Not applicable.

Item 5. Audit Committee of Listed Registrants.

   Not applicable.

Item 6. Investments.

   Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

   Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

   Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

   Not applicable.

Item 10.Submission of Matters to a Vote of Security Holders.

   There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a- 101), or this
   Item 10.

Item 11.Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12.Exhibits.

(a) (1) Not applicable.

   (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

   (3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes- Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:  /s/ John T. Genoy
     ------------------------------
     John T. Genoy
     President

Date: September 03, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     ------------------------------
     John T. Genoy
     President

Date: September 03, 2010

By:  /s/ Donna M. Handel
     ------------------------------
     Donna M. Handel
     Treasurer

Date: September 03, 2010